CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 2,019,881	$ 288,839	¥ 1,990,204	¥ 2,159,584
Cost of revenues	(264,424)	(37,812)	(317,570)	(265,528)
Gross profit	1,755,457	251,027	1,672,634	1,894,056
Operating expenses
Sales and marketing expenses	(1,137,631)	(162,679)	(1,216,912)	(1,142,154)
Product development expenses	(29,553)	(4,226)	(25,008)	(33,723)
General and administrative expenses	(143,796)	(20,563)	(132,809)	(143,286)
Impairment loss on long-lived assets	(67,931)	(9,714)	0	0
Total operating expenses	(1,378,911)	(197,182)	(1,374,729)	(1,319,163)
Income from operations	376,546	53,845	297,905	574,893
Interest income	23,643	3,381	38,824	31,094
Interest expense	(852)	(122)	(5,293)	(7,657)
Other income, net	30,121	4,307	26,296	34,097
Impairment loss on long-term investments	0	0	0	(61)
Gain/(loss) on disposal of subsidiaries	0	(0)	(838)	43,715
Income before income tax expenses and loss from equity method investments	429,458	61,411	356,894	676,081
Income tax expenses	(59,297)	(8,479)	(1,300)	(25,166)
Loss from equity method investments	(4,530)	(648)	(13,512)	(10,084)
Net income	365,631	52,284	342,082	640,831
Less: Net income attributable to non-controlling interest	0	0	0	1
Net income attributable to Sunlands Technology Group	¥ 365,631	$ 52,284	¥ 342,082	¥ 640,830
Net income per share attributable to ordinary shareholders of Sunlands Technology Group:
Earnings Per Share, Basic | (per share)	¥ 54.28	$ 7.76	¥ 50.12	¥ 92.88
Earnings Per Share, Diluted | (per share)	¥ 54.28	$ 7.76	¥ 50.12	¥ 92.88
Weighted average shares used in calculating net income per ordinary share:
Weighted average shares used in calculating net income per ordinary share, Basic	6,736,373	6,736,373	6,824,824	6,899,456
Weighted average shares used in calculating net income per ordinary share, Diluted	6,736,373	6,736,373	6,824,824	6,899,456